OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Supplement dated February 10, 2009

to the Prospectus dated November 19, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Class Z Shares

The section of the Prospectus entitled “Your Investment – Buying Shares – Class Z” is amended by replacing the section in its entirety with the following:

Class Z

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Asset Allocation Portfolios’ transfer agent, except that:  (i) persons or entities who are the beneficial owners of, and who have continuously maintained since June 1, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Adviser (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (ii) employees of the Adviser and Old Mutual Investment Partners, trustees/directors of any mutual fund currently advised by the Adviser, fund counsel to any mutual fund currently advised by the Adviser, and their immediate families may continue to purchase Class Z shares in any applicable manner.

_______________________________
Distributor: Old Mutual Investment Partners
R-09-460 02/2009

OLD MUTUAL FUNDS I

Old Mutual Analytic Fund
Old Mutual Analytic Global Fund
Old Mutual Clay Finlay China Fund
Old Mutual Clay Finlay Emerging Markets Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund

Supplement dated February 10, 2009

to the Prospectus dated November 19, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Portfolio Managers

The section of the Prospectus entitled “Management – The Portfolio Managers” is amended by replacing the sections regarding Analytic Investors, LLC and Copper Rock Capital Partners LLC in their entirety with the following:

	Name (Role on Team)	Business Experience
Analytic Investors, LLC	Dennis M. Bein, CFA (Co-Manager: Old Mutual Analytic Fund and Old Mutual Analytic Global Fund)	Chief Investment Officer and Portfolio Manager, Analytic.
	Harindra de Silva, Ph.D., CFA (Co-Manager: Old Mutual Analytic Fund and Old Mutual Analytic Global Fund)	President and Portfolio Manager, Analytic.
	David Krider (Co-Manager: Old Mutual Analytic Fund and Old Mutual Analytic Global Fund)	Portfolio Manager, Analytic, since July 2006; Research Analyst, Analytic, June 2005 – July 2006; Founder and Chief Technology Officer, Visualize, Inc., 1996 – 2005.
	Gregory McMurran (Co-Manager: Old Mutual Analytic Fund and Old Mutual Analytic Global Fund)	Chief Investment Officer and Portfolio Manager, Analytic.
	Yigal Newman (Co-Manager: Old Mutual Analytic Fund and Old Mutual Analytic Global Fund)	Portfolio Manager, Analytic, since January 2009; Research Analyst, Analytic, 2005 – January 2009; Research Associate, Dimensional Fund Advisors, 2004 – 2005.
	Steven Sapra, CFA (Co-Manager: Old Mutual Analytic Fund)	Portfolio Manager, Analytic.
	Ram Willner (Co-Manager: Old Mutual Analytic Fund and Old Mutual Analytic Global Fund)	Portfolio Manager, Analytic, since June 2008; Managing Director and Chief Investment Officer, Global Fixed Income Partners, 2003 – 2007.

Copper Rock Capital Partners, LLC	Tucker M. Walsh (Lead Manager)	Chief Executive Officer, Head of Portfolio Management, and Portfolio Manager, Copper Rock, since 2005; Managing Director, State Street Research & Management Company, 1997 – 2005.
	Greg Poulos, CFA (Co-Assistant Manager)	Senior Research Analyst and Partner, Copper Rock, since 2005; Equity Analyst, State Street Research & Management, 2004 – 2005; Specialty Growth Analyst and Vice President, Loomis Sayles, 1998 – 2004.
	David Cavanaugh (Co-Assistant Manager)	Senior Research Analyst and Partner, Copper Rock, since 2005; Equity Research Analyst, MFS Investment Management, 1999 – 2005.

Class Z Shares

The section of the Prospectus entitled “Your Investment – Buying Shares – Class Z” is amended by replacing the section in its entirety with the following:

Class Z

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Funds’ transfer agent, except that:  (i) persons or entities who are the beneficial owners of, and who have continuously maintained since June 1, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Adviser (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (ii) employees of the Adviser and Old Mutual Investment Partners, trustees/directors of any mutual fund currently advised by the Adviser, fund counsel to any mutual fund currently advised by the Adviser, and their immediate families may continue to purchase Class Z shares in any applicable manner.

___________________________________
Distributor: Old Mutual Investment Partners
R-09-457 2/2009

OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Supplement dated February 10, 2009

to the Statement of Additional Information dated November 19, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I.  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Class Z Shares

The section of the SAI entitled “Purchases and Redemptions of Shares – Purchases – Class Z” is amended by replacing the section in its entirety with the following:

Class Z

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Asset Allocation Portfolios’ transfer agent, except that:  (i) persons or entities who are the beneficial owners of, and who have continuously maintained since June 1, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Adviser (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (ii) employees of the Adviser and the Distributor, trustees/directors of any mutual fund currently advised by the Adviser, fund counsel to any mutual fund currently advised by the Adviser, and their immediate families may continue to purchase Class Z shares in any applicable manner.

____________________________________
Distributor: Old Mutual Investment Partners
R-09-461 02/2009

OLD MUTUAL FUNDS I

Old Mutual Analytic Fund
Old Mutual Analytic Global Fund
Old Mutual Clay Finlay China Fund
Old Mutual Clay Finlay Emerging Markets Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund
Old Mutual International Bond Fund
Old Mutual Provident Mid-Cap Growth Fund

Supplement dated February 10, 2009

to the Statement of Additional Information dated November 19, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I.  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Analytic Investors, LLC

The section of the SAI entitled “The Sub-Advisers – Analytic Investors, LLC (“Analytic”) – Fund Shares Owned by the Portfolio Mangers” is amended by replacing the section in its entirety with the following:

Fund Shares Owned by the Portfolio Managers.  The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of Old Mutual Analytic Fund and Old Mutual Analytic Global Fund as of December 31, 2008.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“Exchange Act”).

	Analytic Fund	Analytic Global Fund
Dennis M. Bein	$10,001 - $50,000	None
Harindra de Silva	$500,001 - $1,000,000	None
David Krider	None	None
Gregory McMurran	$100,001 - $500,000	None
Yigal Newman	None	None
Steven Sapra	$10,001 - $50,000	None
Ram Willner	None	None

The section of the SAI entitled “The Sub-Advisers – Analytic Investors, LLC (“Analytic”) – Other Accounts” is amended by replacing the section in its entirety with the following:

Other Accounts.  As of January 31, 2009, Analytic’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to Old Mutual Analytic Fund and Old Mutual Analytic Global Fund, as set forth in the following table.  The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Dennis M. Bein	12 (0)	$2,841.7 ($0)	21 (11)	$2,321.4 ($1,505.4)	35 (13)	$2,291.5 ($896.8)

Harindra de Silva	13 (0)	$2,945.2 ($0)	20 (11)	$1,731.3 ($860.5)	33 (13)	$2,396.4 ($896.8)

David Krider	4 (0)	$469.2 ($0)	4 (1)	$164.4 ($8.4)	4 (2)	$424.5 ($256.9)

Gregory McMurran	5 (0)	$573.4 ($0)	2 (1)	$118.6 ($8.4)	3 (0)	$180.6 ($0)

Yigal Newman	4 (0)	$456.0 ($0)	0 (0)	$0 ($0)	0 (0)	$0 ($0)

Steven Sapra	10 (0)	$2,556.3 ($0)	13 (7)	$1,645.9 ($1,075.3)	30 (8)	$1,960.7 ($566.1)

Ram Willner	3 (0)	$349.6 ($0)	2 (1)	$118.6 ($8.4)	3 (0)	$180.6 ($0)

Copper Rock Capital Partners, LLC

All references to David Cavanaugh, Sr. in the SAI are hereby changed to David Cavanaugh.

Class Z Shares

The section of the SAI entitled “Purchases and Redemptions of Shares – Purchases – Class Z” is amended by replacing the section in its entirety with the following:

Class Z

Class Z shares may only be purchased through certain authorized financial service firms.  Class Z shares are not available to shareholders by direct purchase through the Funds’ transfer agent, except that:  (i) persons or entities who are the beneficial owners of, and who have continuously maintained since June 1, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Adviser (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (ii) employees of the Adviser and the Distributor, trustees/directors of any mutual fund currently advised by the Adviser, fund counsel to any mutual fund currently advised by the Adviser, and their immediate families may continue to purchase Class Z shares in any applicable manner.

____________________________________
Distributor: Old Mutual Investment Partners
R-09-458 2/2009